Note 10 - Leases	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
10.	LEASES

The Company’s leases have remaining lease terms of less than one year to eight years. The Company’s lease terms do not include options to extend or terminate leases because the Company was not reasonably certain that it would exercise those options. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The Company’s lease agreements do not contain any variable lease payments, material residual value guarantees or material restrictive covenants.

The table below presents the lease-related assets and liabilities recorded on the consolidated balance sheets as of December 31, 2021 and 2020, respectively:

(In Thousands)

	Classification on Consolidated Balance Sheet	Years Ended December 31
		2021	2020

Assets
Operating lease assets	Property and equipment, net	$2,814	$2,912
Liabilities
Current - operating	Current lease liabilities	$1,076	$865
Noncurrent - operating	Noncurrent lease liabilities	1,775	2,091

Total lease liabilities		$2,851	$2,956

Weighted-average remaining lease term - operating leases (in years)		4.13	5.02
Weighted-average discount rate - operating leases (1)		2.84%	2.84%

(1)

As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.

Supplemental information related to the Company’s operating leases for the years ended December 31, 2021 and 2020 is as follows:

(In Thousands)

	Years Ended December 31
	2021	2020
Cash paid for operating leases	$1,792	$1,614

Operating lease costs were $1,824,000 and $1,632,000 during the years ended December 31, 2021 and 2020, respectively. Short-term lease costs during the years ended December 31, 2021 and 2020 were immaterial to the consolidated financial statements.

Maturities of lease liabilities were as follows:

(In Thousands)

Year	Operating Leases

2022	$1,130
2023	770
2024	307
2025	162
2026	519

Total minimum lease payments	2,888
Less: amount of lease payments representing interest	(37)
Present value of future minimum lease payments	2,851
Less: current obligation under leases	(1,076)
Long-term lease obligations	$1,775